Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 6,914		$ 7,096		$ 6,218
Preferred dividends	(302)	[1]	(282)	[2]	(267)	[3]
Impact of preferred stock redemption					(10)
Earnings allocated to participating stock awards	(29)		(30)		(28)
Net income applicable to U.S. Bancorp common shareholders	$ 6,583		$ 6,784		$ 5,913
Average common shares outstanding	1,581		1,634		1,677
Net effect of the exercise and assumed purchase of stock awards	2		4		6
Average diluted common shares outstanding	1,583		1,638		1,683
Earnings per common share	$ 4.16		$ 4.15		$ 3.53
Diluted earnings per common share	$ 4.16		$ 4.14		$ 3.51

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,654.95, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $1,375.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series H, Series I, Series J and Series K Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $1,287.52, $1,281.25, $1,325.00 and $576.74, respectively.
[3]	Reflects dividends declared per share on the Company’s Series A, Series B, Series F, Series G, Series H, Series I and Series J Non-Cumulative Perpetual Preferred Stock of $3,548.61, $887.15, $1,625.00, $375.00, $1,287.52, $1,281.25 and $890.69, respectively.